17. Borrowings and financing (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Noncurrent assets	R$ 28	R$ 0
Borrowings and financing, current liabilities	1,251	2,957
Borrowings and financing, noncurrent liabilities	3,337	2,912
Borrowings and financing	4,560	5,869	R$ 7,978
Debentures and Certificate of Agribusiness
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	3,015	2,472
Debentures and Certificate of Agribusiness | Receivables
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	3,015	2,472
Borrowings and financing | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	627	1,687
Borrowings and financing | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	918	1,710
Borrowings and financing | BNDES | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	45	51
Borrowings and financing | Working capital | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	285	1,302
Borrowings and financing | Working capital | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	664	1,361
Borrowings and financing | Working capital | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	125	135
Borrowings and financing | Working capital | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	200	172
Borrowings and financing | Finance lease | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	195	215
Borrowings and financing | Swap contracts | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(19)	(10)
Borrowings and financing | Swap contracts | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	55	177
Borrowings and financing | Borrowing cost | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(4)	(6)
Borrowings and financing | Borrowing cost | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ (1)	R$ 0